Consolidated Statements of Stockholders' Equity (Unaudited) (Parentheticals) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement Of Stockholders' Equity [Abstract]
Income tax benefit on exercise of stock options	$ 2,720	$ 2,000	$ 3,205	$ 0	$ 0
Common stock repurchase and cancellation (in shares)					96,600